Related party transactions (Tables)	12 Months Ended
Dec. 31, 2014
Related Party Transactions [Abstract]
Schedule of Income or Expenses with Related Parties
The Company incurred the following income or expenses with related parties:

	2014	2013	2012
Fees paid:
Arrangement fees	$4,520	$6,631	$1,790
Transaction fees	7,323	3,532	123
Reimbursed expenses	237	72	—
Income received:
Interest income	9,888	1,150	—
Management fees	913	69	—